Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Jensen Quality Growth Fund Inc.
Entity Central Index Key	0000887215
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class J
Trading Symbol	JENSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Industrials and Materials sector and underweights in the Energy and Real Estate sectors. Stock selection benefited relative Fund performance in the Health Care, Industrials, and Materials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples, Information Technology, and Health Care sectors and underweight positions in the Consumer Discretionary, Communication Services, Financials, and Utilities sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Communication Services, Consumer Staples, Financials, and the Information Technology sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.46% of portfolio assets compared to 31.74% of the S&P 500 Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J (without sales charge)	8.25	11.78	11.72
S&P 500 Total Return Index	13.52	15.94	12.86

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 6,090,880,950
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 40,071,513
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$6,090,880,950
Number of Holdings	28
Net Advisory Fee	$40,071,513
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
Marsh & McLennan Cos., Inc.	6.9%
Intuit, Inc.	6.6%
Stryker Corp.	6.5%
Apple, Inc.	5.6%
Alphabet, Inc.	5.4%
Accenture PLC	5.2%
Mastercard, Inc.	4.7%
KLA Corp.	4.1%
Broadridge Financial Solutions, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class I
Trading Symbol	JENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Industrials and Materials sector and underweights in the Energy and Real Estate sectors. Stock selection benefited relative Fund performance in the Health Care, Industrials, and Materials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples, Information Technology, and Health Care sectors and underweight positions in the Consumer Discretionary, Communication Services, Financials, and Utilities sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Communication Services, Consumer Staples, Financials, and the Information Technology sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.46% of portfolio assets compared to 31.74% of the S&P 500 Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	8.49	12.02	11.98
S&P 500 Total Return Index	13.52	15.94	12.86

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 6,090,880,950
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 40,071,513
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$6,090,880,950
Number of Holdings	28
Net Advisory Fee	$40,071,513
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
Marsh & McLennan Cos., Inc.	6.9%
Intuit, Inc.	6.6%
Stryker Corp.	6.5%
Apple, Inc.	5.6%
Alphabet, Inc.	5.4%
Accenture PLC	5.2%
Mastercard, Inc.	4.7%
KLA Corp.	4.1%
Broadridge Financial Solutions, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class R
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class R
Trading Symbol	JENRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Industrials and Materials sector and underweights in the Energy and Real Estate sectors. Stock selection benefited relative Fund performance in the Health Care, Industrials, and Materials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples, Information Technology, and Health Care sectors and underweight positions in the Consumer Discretionary, Communication Services, Financials, and Utilities sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Communication Services, Consumer Staples, Financials, and the Information Technology sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.46% of portfolio assets compared to 31.74% of the S&P 500 Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R (without sales charge)	7.63	11.22	11.23
S&P 500 Total Return Index	13.52	15.94	12.86

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 6,090,880,950
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 40,071,513
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$6,090,880,950
Number of Holdings	28
Net Advisory Fee	$40,071,513
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
Marsh & McLennan Cos., Inc.	6.9%
Intuit, Inc.	6.6%
Stryker Corp.	6.5%
Apple, Inc.	5.6%
Alphabet, Inc.	5.4%
Accenture PLC	5.2%
Mastercard, Inc.	4.7%
KLA Corp.	4.1%
Broadridge Financial Solutions, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class Y
Trading Symbol	JENYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Industrials and Materials sector and underweights in the Energy and Real Estate sectors. Stock selection benefited relative Fund performance in the Health Care, Industrials, and Materials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples, Information Technology, and Health Care sectors and underweight positions in the Consumer Discretionary, Communication Services, Financials, and Utilities sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Communication Services, Consumer Staples, Financials, and the Information Technology sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.46% of portfolio assets compared to 31.74% of the S&P 500 Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2016)
Class Y (without sales charge)	8.54	12.10	12.71
S&P 500 Total Return Index	13.52	15.94	14.23

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 6,090,880,950
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 40,071,513
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$6,090,880,950
Number of Holdings	28
Net Advisory Fee	$40,071,513
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
Marsh & McLennan Cos., Inc.	6.9%
Intuit, Inc.	6.6%
Stryker Corp.	6.5%
Apple, Inc.	5.6%
Alphabet, Inc.	5.4%
Accenture PLC	5.2%
Mastercard, Inc.	4.7%
KLA Corp.	4.1%
Broadridge Financial Solutions, Inc.	3.9%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/

[1]
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.